LIABILITIES IN RESPECT OF IIA GRANTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of israeli innovation authority grants [Abstract]
Schedule of Israeli Innovation Authority Grants
	Year ended December 31,
	2019	2020

Balance as of January 1,	7,714	6,935
Grants received	248	-
Royalties	(635)	(235)
Amounts carried to Profit or Loss	(392)	828
Balance as of Decmber 31,	6,935	7,528

Current maturities	(124)	(261)

Long term liabilities in respect of IIA grants	6,811	7,267